REVENUESHARES ETF TRUST

REVENUESHARES NAVELLIER OVERALL A-100 FUND

Supplement dated March 7, 2013 to the Summary Prospectus dated November 8, 2012

Effective immediately, the RevenueShares Navellier Overall A-100 Fund’s Prospectus and Statement of Additional Information may be obtained at no cost online at www.revenueshares.com/etfs/prospectus-and-reports, by calling the RevenueShares ETF Trust (the “Trust”) at 1-888-854-8181 or by sending an e-mail request to infoadmin@revenueshares.com.  In addition, the website of the Trust is www.revenueshares.com.  All references to the Trust’s website, telephone number and e-mail address currently in the Summary Prospectus are hereby superseded.

Please retain this Supplement with your Summary Prospectus for future reference.